Supplementary Financial Statement Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues by Geographic Area [Line Items]
Revenues	$ 179	$ 249	$ 2,234	$ 347
North America [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	159	244	2,197	339
Europe and Other [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	$ 20	$ 5	$ 37	$ 8